INCOME TAXES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	12.00%	12.00%	12.00%
Effective tax rate	(7.50%)	0.10%	(0.10%)
Valuation allowances	$ 172,688	$ 80,665
Adjusted operating tax losses carried forwards, expired	96,383
Aggregate undistributed earnings of foreign subsidiaries	745,397	745,689
Provision related to tax withholding for dividends	0	0
Deferred income tax liability, undistributed earnings	89,448	89,483
Unrecognized tax benefits that would impact effective tax rate	$ 7,612	$ 0
Effective tax rate for Pillar Two assessment	15.00%
Operating Tax Loss Carry Forwards Expiring 2024 [Member]
Schedule Of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards	$ 138,332
Operating Tax Loss Carry Forwards Expiring 2025 [Member]
Schedule Of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards	133,803
Operating Tax Loss Carry Forwards Expiring 2026 [Member]
Schedule Of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards	$ 116,611
Macau Complementary Tax [Member]
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	12.00%	12.00%	12.00%
Statute of limitation for tax return	5 years
Hong Kong Profits Tax [Member]
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	16.50%	16.50%	16.50%
Statute of limitation for tax return	6 years